SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Principal Amount		$ 3,130,000	$ 3,135,000
Barry Swenson [Member]
Principal Amount	[1],[2],[3]	$ 500,000	500,000
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Dec. 31, 2017
Maturity Date	[1],[2],[3]	Dec. 31, 2025
Don H. Adair or Joanne Adair [Member]
Principal Amount	[1],[4],[5],[6]	$ 125,000	125,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Joseph Swinford or Danielle Swinford [Member]
Principal Amount	[1],[4],[5],[6]	$ 50,000	50,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Brandon Swain or Sierra Swain [Member]
Principal Amount	[1],[4],[5],[6]	$ 50,000	50,000
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Scott Collins or Kendra Collins [Member]
Principal Amount	[1],[4],[5],[6]	$ 12,500	12,500
Interest Rate	[1],[4],[5],[6]	8.50%
Note Date	[1],[4],[5],[6]	Feb. 15, 2017
Maturity Date	[1],[4],[5],[6]	Feb. 15, 2026
Carl Collins or Ellen Collins [Member]
Principal Amount	[1],[4],[5]	$ 12,500	12,500
Interest Rate	[1],[4],[5]	8.50%
Note Date	[1],[4],[5]	Feb. 15, 2017
Maturity Date	[1],[4],[5]	Feb. 15, 2026
Jim Hammerel [Member]
Principal Amount	[1]	[4],[5]	5,000	[2],[3]
Interest Rate	[1],[2],[3]	8.50%
Note Date	[1],[2],[3]	Sep. 21, 2017
Maturity Date	[1],[2],[3]	Sep. 21, 2024
Bret Renaud [Member]
Principal Amount	[1],[2],[3],[7]	$ 5,000	5,000
Interest Rate	[1],[2],[3],[7]	8.50%
Note Date	[1],[2],[3],[7]	Oct. 14, 2017
Maturity Date	[1],[2],[3],[7]	Oct. 14, 2024
James Hardy [Member]
Principal Amount	[1],[2],[4]	$ 7,000	7,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Rick Ward [Member]
Principal Amount	[1],[2],[4]	$ 15,000	15,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Robert & Joan Sweetman [Member]
Principal Amount	[1],[2],[4],[8]	$ 10,000	10,000
Interest Rate	[1],[2],[4],[8]	8.00%
Note Date	[1],[2],[4],[8]	Jul. 01, 2018
Maturity Date	[1],[2],[4],[8]	Jul. 01, 2025
Michael Swenson [Member]
Principal Amount	[1],[2],[4],[8]	$ 10,000	10,000
Interest Rate	[1],[2],[4],[8]	8.00%
Note Date	[1],[2],[4],[8]	Jul. 01, 2018
Maturity Date	[1],[2],[4],[8]	Jul. 01, 2025
Connie Sun [Member]
Principal Amount	[1],[2],[4],[8]	$ 3,000	3,000
Interest Rate	[1],[2],[4],[8]	8.00%
Note Date	[1],[2],[4],[8]	Jul. 01, 2018
Maturity Date	[1],[2],[4],[8]	Jul. 01, 2025
Elizabeth Enoch [Member]
Principal Amount	[1],[2],[4],[8]	$ 10,000	10,000
Interest Rate	[1],[2],[4],[8]	8.00%
Note Date	[1],[2],[4],[8]	Aug. 01, 2018
Maturity Date	[1],[2],[4],[8]	Jul. 01, 2025
William C. Stanton and Carol Stanton [Member]
Principal Amount	[1],[2],[4],[8]	$ 3,000	3,000
Interest Rate	[1],[2],[4],[8]	8.00%
Note Date	[1],[2],[4],[8]	Jul. 01, 2018
Maturity Date	[1],[2],[4],[8]	Jul. 01, 2025
Yin Yin Silver Limited [Member]
Principal Amount	[1],[2],[3],[9]	$ 500,000	500,000
Interest Rate	[1],[2],[3],[9]	8.50%
Note Date	[1],[2],[3],[9]	Aug. 04, 2015
Maturity Date	[1],[2],[3],[9]	Aug. 04, 2025
Yin Yin Silver Limited One [Member]
Principal Amount	[1],[2],[3],[9]	$ 500,000	500,000
Interest Rate	[1],[2],[3],[9]	8.50%
Note Date	[1],[2],[3],[9]	Oct. 28, 2016
Maturity Date	[1],[2],[3],[9]	Oct. 28, 2026
Yin Yin Silver Limited Two [Member]
Principal Amount	[1],[2],[3],[9]	$ 250,000	250,000
Interest Rate	[1],[2],[3],[9]	8.50%
Note Date	[1],[2],[3],[9]	Dec. 27, 2017
Maturity Date	[1],[2],[3],[9]	Dec. 27, 2027
Elatam Group Ltd [Member]
Principal Amount	[1],[2],[4]	$ 67,000	67,000
Interest Rate	[1],[2],[4]	7.50%
Note Date	[1],[2],[4]	Aug. 24, 2021
Maturity Date	[1],[2],[4]	May 31, 2028
Acepac Holdings [Member]
Principal Amount	[1],[4],[10]	$ 1,000,000	$ 1,000,000
Interest Rate	[1],[4],[10]	7.50%
Note Date	[1],[4],[10]	Aug. 24, 2021
Maturity Date	[1],[4],[10]	May 31, 2028

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	Interest paid in cash on 6/30 and 12/31.
[5]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[6]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification. On December 16, 2024, the notes were extended again, to February 15, 2026.
[7]	This note is in default as of 10/14/24. The Company has attempted to contact Renaud without success.
[8]	These notes are in default as of 7/1/25.
[9]	The Company has been advised by counsel that the notes cannot be repaid without receipt of basic KYC/AML information from the bondholder including: Articles of Incorporation, evidence of good standing, a list of shareholders of the entity, and identification documents from each shareholder. The Company has repeatedly requested this information from the bondholder and has received no response. The notes are governed by British Columbia law, which has a 24-month statute of limitations on past due debt. If the creditor has not compiled the Company’s KYC/AML request in that time frame, the notes will be written off, and the principal and accrued interest will be taken into income.
[10]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.